Other net (loss)/income	12 Months Ended
Jun. 30, 2023
Other net (loss)/income
Other net (loss)/income

8 Other net (loss)/income

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net foreign exchange (loss)/gain (Note (i))	(114,177)	14,041	109,095
Losses on disposal of property, plants and equipment and intangible assets	(2,317)	(5,614)	(5,350)
Investment income from other investments	66,837	63,801	42,921
Scrap income	11,242	11,808	12,137
Net change in fair value of other investments	2,968	5,709	(3,692)
Litigation compensation (Note (ii))	—	(15,576)	(37,710)
Gains relating to cancellation and modification of lease contracts	—	13,456	193
Others	(4,960)	(317)	(3,488)
	(40,407)	87,308	114,106

Notes:

(i)	Net foreign exchange loss for the year ended June 30, 2021 was mainly caused by the depreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar proceeds obtained from the listing on the New York Stock Exchange in October 2020. Net foreign exchange gain for the year ended June 30, 2023 was mainly caused by the appreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar cash and cash equivalents and trade and other receivables.
(ii)	Litigation compensation for the years ended June 30, 2022 and 2023 mainly represented the provisions made for the lawsuits relating to employees’ compensation and illicit competition.